Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under Non Cancelable Leases	Future minimum lease payments under such non-cancelable leases as of December 31, 2012 are as follows:

2013	$14,359
2014	12,274
2015	10,413
2016	9,369
2017	9,178
Thereafter	56,169

$111,762